Cash and cash equivalents and financial assets, Cash and cash equivalents (Details) SFr in Thousands	Dec. 31, 2022 CHF (SFr) SFr / € SFr / $	Dec. 31, 2021 CHF (SFr) SFr / $ SFr / €	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 31,586	SFr 82,216	SFr 160,893	SFr 193,587
Translation rate into CHF | SFr / $	0.933	0.923
CHF [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 24,418	SFr 64,941
EUR [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 1,313	SFr 2,253
Translation rate into CHF | SFr / €	0.994	1.045
USD [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 5,855	SFr 15,022
Translation rate into CHF | SFr / $	0.933	0.923